Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current tax expense:
Federal	$ 6,826	$ 6,007
State	1,564	1,026
Total	8,390	7,033
Deferred tax expense (benefit)	305	(190)
Income tax expense	8,695	6,843
Deferred tax assets:
Allowance for loan losses	5,845	6,068
Depreciation	268	280
Supplemental Executive Retirement Plan (SERP)	1,511	1,343
OREO writedowns	1,839	1,894
OTTI write down on securities	65	65
Nonaccrued interest	1,806	2,048
Partnership Income	76	71
Non-qualified stock options	25	0
Write-down on partnership investment	181	0
Unrealized gain	233	110
Deferred tax assets	11,849	11,879
Valuation allowance	(181)	0
Deferred tax Liabilities:
Deferred loan costs	(922)	(951)
Net deferred tax asset	10,746	10,928
Reconciliation of effective income tax rate with statutory federal rate [Abstract]
At Federal statutory rate	9,397	6,387
Adjustments resulting from:
State income taxes, net of Federal tax benefit	1,009	854
Noncontrolling interest	(147)	(423)
Tax exempt income	(32)	(31)
BOLI	246	121
Nondeductible expenses	1	4
Tax credit	(1,532)	0
Increase in Valuation reserve	164	0
Other	81	173
Income tax expense	$ 8,695	$ 6,843